Shareholders’ (Deficiency) Equity	12 Months Ended
Dec. 31, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ (DEFICIENCY) EQUITY
NOTE 11: -	SHAREHOLDERS’ (DEFICIENCY) EQUITY

a.	Ordinary share capital is composed as follows:

On July 6, 2021, the Company’s board of directors approved a 1: 0.905292 stock split which was effected on March 7, 2022. As a result, all Ordinary shares, Convertible Preferred shares, options for Ordinary shares, Warrants to Preferred shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

	December 31, 2021		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Ordinary shares of no-par value *)	72,423,360	40,528,913	362,116,800	69,105,000

*)	Prior period results have been retroactively adjusted to reflect the 1: 0.905292 stock split effected on March 7, 2022.

b.	Ordinary shares rights:

(i)	The Ordinary shares confer upon their holders the right to participate in the general meetings of the Company, to vote at such meetings (each share represents one vote), and to participate in any distribution of dividends or any other distribution of the Company’s property, including the distribution of surplus assets upon liquidation.

(ii)	In July 2019, HekaBio K.K. invested an amount of $5,250 into the Company, in exchange for 1,302,132 Ordinary shares and 651,067 Warrants to Ordinary shares of the Company. During the year ended December 31, 2022, all 651,067 Warrants were exercised into 308,540 ordinary shares of the Company.

c.	Share option plans:

The Company has authorized through its 2021 Share Option Plan (the “Plan”), an available pool of Ordinary shares of the Company from which to grant options and RSUs to officers, directors, advisors, management and other key employees of up to 18,192,586 Ordinary shares. The options granted generally have a four-year vesting period and expire ten years after the date of grant, subject to the terms set forth in the Plan. Options granted under the Plan that are cancelled or forfeited before expiration become available for future grant. As of December 31, 2022, 13,160,768 of the Company’s Ordinary shares are available for future grants.

A summary of the status of options under the Plan as of December 31, 2022 and changes during the relevant period ended on that date is presented below:

	Year ended December 31, 2022
Employees	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	5,325,572	$4.97	$17,854	7.42
Granted	2,017,144	$8.57
Exercised	(24,100)	$1.12
Transfer between employee and service provider	(505,265)	$3.91
Forfeited and cancelled	(187,832)	$8.02

Outstanding at end of year	6,625,519	$6.08	$1,743	7.39

Exercisable options	3,931,292	$4.33	$1,740	6.35

		Year ended December 31, 2022
Service providers	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	721,197	$4.34	$2,695	6.61
Granted	385,813	$5.53
Exercised	-	-
Transfer between employee and service provider	505,265	$3.91
Forfeited and cancelled	-	-

Outstanding at end of year	1,612,275	$4.49	$845	6.60

Exercisable options	1,116,997	$3.58	$845	5.32

A summary of the status of RSUs under the Plan as of December 31, 2022 and changes during the relevant period ended on that date is presented below:

Number of RSU

Outstanding at beginning of year	1,031,250
Granted	154,891
Vested	(232,360)
Forfeited and cancelled	(28,914)

Outstanding at end of year	924,867

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2020, 2021 and 2022, was comprised as follows:

	Year ended December 31,
	2020	2021	2022

Research and development	$372	$654	$4,289
Marketing expenses	20	7	210
General and administrative	204	151	2,249

Total share-based compensation expense	$596	$812	$6,748

As of December 31, 2022, there were unrecognized compensation costs of $16,301, which are expected to be recognized over a weighted average period of approximately 3.03 years. The weighted average exercise price of the Company’s options granted during the years ended December 31, 2020, 2021 and 2022 was $4.42, $9.81 and $8.08, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2020, 2021 and 2022, was $0.76, $4.45 and $3.76, respectively.

d.	Warrants to investors:

(i)	As part of 2016 investment round, the Company granted the investors 6,789,694 Warrants. In December 2019, these Warrants were exercised into 5,316,493 Ordinary shares of no-par value, of them 1,412,520 were exercised on a cash basis in consideration of approximately $1,560, and 5,377,174 were exercised on a cashless basis at a ratio of approximately 0.73 Ordinary share per exercised Warrant.

(ii)	As part of the 2018 SPA, the Company granted 9,053 Warrants to Ordinary shares to a public service foundation in Israel. The Warrants were exercised on July 15, 2021 into 9,053 Ordinary shares of no-par value with no consideration.

(iii)	In July 2019, as part of the investment round of HekaBio K.K, the investors received 651,067 Warrants to Ordinary shares with an exercise price of $5.04 to be exercise within 4 years from grant date. During the year ended December 31, 2022, all 651,067 Warrants were exercised into 308,540 ordinary shares of the Company.

(iv)	In April 2020, 879,609 Warrants were exercised into 556,548 Ordinary shares of no-par value, for $30 received in cash and the rest exercised on a cashless basis.

(v)	Upon completion of the Merger, the 3,880,777 warrants convertible into Preferred A Shares of the Company were converted into an identical number of warrants convertible into ordinary shares of the Company until September 2024 at an exercise price of $3.87 (see also notes 2 n and 10).

During the year ended December 31, 2022, a total of 1,556,817 of such warrants were exercised into 1,160,016 ordinary shares of the Company.

As of December 31, 2022, a total of 2,323,960 such warrants are outstanding.

(vi)	During the year ended December 31, 2022, a total of 144,423 Public Warrants were exercised into 144,423 ordinary shares of the Company.

e.	Warrants to consultants:

(i)	In April 2016, 67,897 Warrants to Ordinary shares were issued to a consultant for services received to be exercised within 7 years from grant date.

(ii)	In November 2020, 90,529 Warrants were exercised into 67,897 Ordinary shares of no-par value, all on a cashless basis.